CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	$ (27,467,485)	¥ (179,225,336)	¥ (227,481,772)	¥ (220,023,783)
Foreign exchange loss	2,359,990	15,398,932	616,395	9,677
Equity in profit (loss) of subsidiaries and VIEs	(1,043,056)	(6,805,940)	17,457,899	8,055,105
Other income (loss), net	1,947,773	12,709,213	26,080,766	(5,904,176)
Net income (loss) attributable to X Financial	(200,536,792)	(1,308,502,575)	774,276,129	883,111,893
Comprehensive income attributable to X Financial	(207,592,996)	(1,354,544,304)	788,882,174	902,157,010
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	(2,834,345)	(18,494,095)	(14,451,949)	(79,265,535)
Interest income	677	4,416	77,030	122,320
Equity in profit (loss) of subsidiaries and VIEs	(198,213,275)	(1,293,341,634)	785,350,473	961,430,600
Other income (loss), net	510,151	3,328,738	3,300,575	824,508
Net income (loss) attributable to X Financial	(200,536,792)	(1,308,502,575)	774,276,129	883,111,893
Other comprehensive income (loss)	(7,056,204)	(46,041,729)	14,606,045	19,045,117
Comprehensive income attributable to X Financial	$ (207,592,996)	¥ (1,354,544,304)	¥ 788,882,174	¥ 902,157,010